Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	₩ 7,758	₩ 5,051